Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	cfvstii_SupplementTextBlock
Supplement dated July 1, 2015

to the Prospectuses of the following fund:
Fund	Prospectuses Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Select International Equity Fund	5/1/2015
Effective immediately, the following changes are hereby made to the Fund's prospectuses:
The third paragraph under the caption "Principal Investment Strategies" in the "Summary of the Fund" or "Summary of Columbia VP - Select International Equity Fund" section is hereby superseded and replaced with the following:
The Fund may invest in derivatives and complex securities, including equity-linked notes (such as participation notes, or "P-Notes") for investment purposes, including as a substitute for a position or exposure to an underlying equity(ies), index, or other asset or reference, and futures contracts in an effort to enhance returns, to hedge existing positions, to manage the Fund’s overall risk exposure, to increase market or other exposure, and/or to increase investment flexibility (including using the derivative as a substitute for a position in an underlying security, asset, or other instrument or reference). Derivatives may be used by the Fund to obtain net long and/or net negative (short) exposure to a security, asset, or other instrument or reference.
The rest of the section remains the same.
The information under the caption "Principal Risks" in the "Summary of the Fund" or "Summary of Columbia VP - Select International Equity Fund" section is hereby revised to include the following:
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Derivatives Risk/Equity-Linked Notes Risk. An equity-linked note (ELN) is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate). The Fund's investment in ELNs has the potential to lead to significant losses because ELNs are subject to the market and volatility risks associated with their Underlying Equity, and to additional risks not typically associated with investments in listed equity securities, such as liquidity risk, credit risk of the issuer and concentration risk. The liquidity of unlisted ELNs is normally determined by the willingness of the issuer to make a market in the ELN. Often taking the form of unsecured notes of the issuer, ELNs also subject the Fund to the risk that the issuer may default on its obligations under the ELN, thereby subjecting the Fund to the further risk of being too concentrated in the securities (including ELNs) of that issuer. The Fund may or may not hold an ELN until its maturity. ELNs also include participation notes.
The rest of the section remains the same.

COLUMBIA VP - SELECT INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvstii_SupplementTextBlock
Supplement dated July 1, 2015

to the Prospectuses of the following fund:
Fund	Prospectuses Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Select International Equity Fund	5/1/2015
Effective immediately, the following changes are hereby made to the Fund's prospectuses:
The third paragraph under the caption "Principal Investment Strategies" in the "Summary of the Fund" or "Summary of Columbia VP - Select International Equity Fund" section is hereby superseded and replaced with the following:
The Fund may invest in derivatives and complex securities, including equity-linked notes (such as participation notes, or "P-Notes") for investment purposes, including as a substitute for a position or exposure to an underlying equity(ies), index, or other asset or reference, and futures contracts in an effort to enhance returns, to hedge existing positions, to manage the Fund’s overall risk exposure, to increase market or other exposure, and/or to increase investment flexibility (including using the derivative as a substitute for a position in an underlying security, asset, or other instrument or reference). Derivatives may be used by the Fund to obtain net long and/or net negative (short) exposure to a security, asset, or other instrument or reference.
The rest of the section remains the same.
The information under the caption "Principal Risks" in the "Summary of the Fund" or "Summary of Columbia VP - Select International Equity Fund" section is hereby revised to include the following:
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Derivatives Risk/Equity-Linked Notes Risk. An equity-linked note (ELN) is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate). The Fund's investment in ELNs has the potential to lead to significant losses because ELNs are subject to the market and volatility risks associated with their Underlying Equity, and to additional risks not typically associated with investments in listed equity securities, such as liquidity risk, credit risk of the issuer and concentration risk. The liquidity of unlisted ELNs is normally determined by the willingness of the issuer to make a market in the ELN. Often taking the form of unsecured notes of the issuer, ELNs also subject the Fund to the risk that the issuer may default on its obligations under the ELN, thereby subjecting the Fund to the further risk of being too concentrated in the securities (including ELNs) of that issuer. The Fund may or may not hold an ELN until its maturity. ELNs also include participation notes.
The rest of the section remains the same.